Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity File Number	001-36453
Entity Registrant Name	SUPERIOR DRILLING PRODUCTS, INC.
Entity Central Index Key	0001600422
Entity Tax Identification Number	46-4341605
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	1583 South 1700 East
Entity Address, City or Town	Vernal
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84078
City Area Code	(435)
Local Phone Number	789-0594
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SDPI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false